Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	$ 1,000,000	$ 1,000,000
Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	56,000,000	40,000,000
Financial Support Waived Fees [Member]
Variable Interest Entity [Line Items]
Financial or other support to money market funds	23,000,000	45,000,000	$ 112,000,000
Private Investment Funds and Partnerships [Member]
Variable Interest Entity [Line Items]
Investment carrying amount	30,000,000	28,000,000
Maximum exposure to loss	51,000,000	50,000,000
Community Development and Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Federal and state income tax credits recognized in tax expense	711,000,000	698,000,000	733,000,000
Expense related to investments	741,000,000	672,000,000	698,000,000
Investment tax credits	1,500,000,000	1,400,000,000	1,200,000,000
Expenses related to investments recognized in tax expense	317,000,000	251,000,000	$ 261,000,000
Investment carrying amount	5,660,000,000	5,009,000,000
Maximum exposure to loss	12,120,000,000	10,373,000,000
Assets related to consolidated VIEs	3,500,000,000	3,500,000,000
Liabilities related to consolidated VIEs	2,500,000,000	2,600,000,000
Conduit [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	18,000,000	24,000,000
Tender Option Bond Program [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	2,500,000,000	1,100,000,000
Liabilities related to consolidated VIEs	$ 2,300,000,000	$ 1,100,000,000